Deferred Policy Acquisition Costs (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Deferred Policy Acquisition Costs Disclosures [Abstract]
Accumulated Amortization of Present Value of Future Profits	$ 147	$ 154	$ 136
Approximate annual rate of decrease in present value of future profits during next five years	16.70%